CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Net income before noncontrolling interest	₨ 686,531.3	$ 8,035.9	₨ 627,631.9	₨ 496,264.4
Long- duration insurance contract discount rate change: Net unrealized gain (loss) arising during the period [net of tax nil, nil and Rs. 13,677.7 (US$ 160.1), as of March 31, 2023, March 31, 2024 and March 31, 2025, respectively	(59,827.6)	(700.3)	(34,112.6)	0.0
Foreign currency translation adjustment:
Net unrealized gain (loss) arising during the period [net of tax Rs. (1,136.5), Rs. (254.2) and Rs. (491.6), as of March 31, 2023, March 31, 2024 and March 31, 2025, respectively]	2,004.3	23.5	810.3	3,378.5
Available for sale debt securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. 17,666.8, Rs. (15,898.7), and Rs. (37,208.6) as of March 31, 2023, March 31, 2024 and March 31, 2025, respectively]	145,589.7	1,704.2	78,036.1	(52,522.8)
Reclassification adjustment for net (gain) loss included in net income [net of tax Rs. 449.7, Rs. (1,675.7), and Rs. (3,582.9) as of March 31, 2023, March 31, 2024 and March 31, 2025, respectively]	9,835.5	115.1	4,856.3	(1,336.9)
Other comprehensive income, net of tax	97,601.9	1,142.5	49,590.1	(50,481.2)
(Surplus)/ Deficit in OCI transferred to undistributed policyholders earnings account Net unrealized gain (loss) arising during the period [net of tax nil, nil and Rs. (4,237.2) (US$ (49.6)), as of March 31, 2023, March 31, 2024 and March 31, 2025, respectively]	16,525.9	193.4	3,391.4	0.0
Total comprehensive income	800,659.1	9,371.8	680,613.4	445,783.2
Less: Comprehensive income attributable to shareholders of noncontrolling interest	14,416.3	168.7	5,223.5	817.5
Comprehensive income attributable to shareholders of HDFC Bank Limited	₨ 786,242.8	$ 9,203.1	₨ 675,389.9	₨ 444,965.7